SIGNIFICANT ACCOUNTING POLICIES: Income taxes policy (Policies)	12 Months Ended
Jan. 31, 2023
Policies
Income taxes policy

Income taxes

Income tax is recognized in net loss except to the extent that it relates to items recognized directly in equity or other comprehensive income, in which case it is recognized in equity or other comprehensive income. Current tax expense is the expected tax payable on the taxable income for the year, using tax rates enacted or substantively enacted at period end, adjusted for amendments to tax payable with regards to previous years.

Deferred tax is recorded providing for temporary differences, between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes.  The amount of deferred tax provided is based on the expected manner of realization or settlement of the carrying amount of assets and liabilities, using tax rates enacted or substantively enacted at the statement of financial position date.

A deferred tax asset is recognized only to the extent that it is probable that future taxable profits will be available against which the asset can be utilized.